Revenue	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Revenue from Contract with Customer [Abstract]
Revenue

Note 4 - Revenue

We recorded $21,241,015 and $17,285,302 in revenue, respectively, for the nine months ended November 30, 2022 and 2021.

	For the nine months ended
	November 30, 2022	November 30, 2021
	(unaudited)	(unaudited)
Telecommunication Products & Services	$14,673,364	$6,730,108
SMS & MMS Business	6,317,651	10,423,776
Big Data	250,000	131,418
	$21,241,015	$17,285,302

Note 4 - Revenue

We recorded $22,927,415 and $16,683,570 in revenue, respectively, for the years ended February 28, 2022 and February 28, 2021.

	February 28, 2022	February 28, 2021
Telecommunication Products & Services	$8,657,277	$3,211,103
SMS & MMS Business	14,138,720	13,439,390
Big Data	131,418	33,077
	$22,927,415	$16,683,570